Exhibit 99.6

Client Name:	Wells Fargo Home Mortgage, Inc.
Client Project Name:	WFMBS 2019-4
Start - End Dates:	4/2017 TO 8/2019
Deal Loan Count:	810

Waived Conditions Summary

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